Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
April 30, 2022
R98-NPRT3-0622
1.9895844.102
Domestic Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	14,072	137,483
Fidelity Series Blue Chip Growth Fund (a)	19,013	236,708
Fidelity Series Commodity Strategy Fund (a)	36,029	191,316
Fidelity Series Growth Company Fund (a)	36,331	567,854
Fidelity Series Intrinsic Opportunities Fund (a)	27,670	523,786
Fidelity Series Large Cap Stock Fund (a)	29,519	519,539
Fidelity Series Large Cap Value Index Fund (a)	13,377	193,831
Fidelity Series Opportunistic Insights Fund (a)	18,187	294,990
Fidelity Series Small Cap Discovery Fund (a)	4,994	62,376
Fidelity Series Small Cap Opportunities Fund (a)	16,576	205,868
Fidelity Series Stock Selector Large Cap Value Fund (a)	33,530	429,851
Fidelity Series Value Discovery Fund (a)	21,467	328,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,780,724)		3,691,615

International Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,323	265,689
Fidelity Series Emerging Markets Fund (a)	15,634	134,765
Fidelity Series Emerging Markets Opportunities Fund (a)	71,705	1,235,482
Fidelity Series International Growth Fund (a)	40,936	626,735
Fidelity Series International Small Cap Fund (a)	10,028	165,763
Fidelity Series International Value Fund (a)	60,693	628,171
Fidelity Series Overseas Fund (a)	54,137	627,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,989,669)		3,684,594

Bond Funds - 41.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	85,662	788,948
Fidelity Series Emerging Markets Debt Fund (a)	8,438	66,238
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,575	21,915
Fidelity Series Floating Rate High Income Fund (a)	1,408	12,871
Fidelity Series High Income Fund (a)	8,757	76,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,614	66,467
Fidelity Series International Credit Fund (a)	330	2,927
Fidelity Series International Developed Markets Bond Index Fund (a)	48,913	444,616
Fidelity Series Investment Grade Bond Fund (a)	295,611	3,098,004
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,748	621,059
Fidelity Series Real Estate Income Fund (a)	4,011	44,481
TOTAL BOND FUNDS (Cost $5,775,901)		5,244,064

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	83,544	83,544
Fidelity Series Short-Term Credit Fund (a)	2,157	20,857
TOTAL SHORT-TERM FUNDS (Cost $105,177)		104,401

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,651,471)	12,724,674
NET OTHER ASSETS (LIABILITIES) - 0.0%	(293)
NET ASSETS - 100.0%	12,724,381

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	250,790	250,799	189	9	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	949,783	106,551	3,270	(2,369)	(51,915)	788,948
Fidelity Series All-Sector Equity Fund	118,241	104,162	47,979	25,167	(1,741)	(35,200)	137,483
Fidelity Series Blue Chip Growth Fund	185,299	226,594	86,324	39,237	(4,865)	(83,996)	236,708
Fidelity Series Canada Fund	180,758	157,984	77,881	4,658	300	4,528	265,689
Fidelity Series Commodity Strategy Fund	308,989	230,421	329,430	95,595	(1,190)	(17,474)	191,316
Fidelity Series Emerging Markets Debt Fund	62,672	37,511	22,651	2,230	(571)	(10,723)	66,238
Fidelity Series Emerging Markets Debt Local Currency Fund	20,297	12,936	7,173	798	(359)	(3,786)	21,915
Fidelity Series Emerging Markets Fund	111,138	92,813	35,388	3,900	(1,770)	(32,028)	134,765
Fidelity Series Emerging Markets Opportunities Fund	1,009,838	967,891	325,746	123,397	(29,700)	(386,801)	1,235,482
Fidelity Series Floating Rate High Income Fund	12,051	7,147	6,217	410	(14)	(96)	12,871
Fidelity Series Government Money Market Fund 0.40%	747,026	207,085	870,567	351	-	-	83,544
Fidelity Series Growth Company Fund	470,375	598,863	244,534	140,932	(13,379)	(243,471)	567,854
Fidelity Series High Income Fund	72,122	39,744	28,147	3,104	(521)	(6,660)	76,538
Fidelity Series Inflation-Protected Bond Index Fund	799,344	250,119	950,065	31,390	19,538	(52,469)	66,467
Fidelity Series International Credit Fund	3,271	81	-	81	-	(425)	2,927
Fidelity Series International Developed Markets Bond Index Fund	-	505,960	34,525	342	(685)	(26,134)	444,616
Fidelity Series International Growth Fund	490,612	463,622	165,434	43,093	(6,687)	(155,378)	626,735
Fidelity Series International Small Cap Fund	151,078	117,319	46,133	19,561	(2,156)	(54,345)	165,763
Fidelity Series International Value Fund	486,595	377,410	182,441	27,033	(2,639)	(50,754)	628,171
Fidelity Series Intrinsic Opportunities Fund	485,286	407,160	285,495	83,836	(9,330)	(73,835)	523,786
Fidelity Series Investment Grade Bond Fund	2,941,683	1,739,728	1,211,332	53,045	(21,729)	(350,346)	3,098,004
Fidelity Series Large Cap Stock Fund	422,597	349,099	195,826	39,102	(1,619)	(54,712)	519,539
Fidelity Series Large Cap Value Index Fund	157,847	116,174	66,219	11,131	(534)	(13,437)	193,831
Fidelity Series Long-Term Treasury Bond Index Fund	345,359	510,909	120,769	7,708	(5,133)	(109,307)	621,059
Fidelity Series Opportunistic Insights Fund	243,775	257,327	110,532	48,568	(3,057)	(92,523)	294,990
Fidelity Series Overseas Fund	491,779	427,339	167,545	15,961	(4,792)	(118,792)	627,989
Fidelity Series Real Estate Income Fund	43,508	20,775	17,062	1,644	(158)	(2,582)	44,481
Fidelity Series Short-Term Credit Fund	171,612	55,050	201,207	1,665	(3,435)	(1,163)	20,857
Fidelity Series Small Cap Discovery Fund	53,030	36,244	18,617	3,750	(285)	(7,996)	62,376
Fidelity Series Small Cap Opportunities Fund	175,871	170,261	74,468	44,651	(4,876)	(60,920)	205,868
Fidelity Series Stock Selector Large Cap Value Fund	360,257	311,058	172,354	69,844	(3,267)	(65,843)	429,851
Fidelity Series Value Discovery Fund	276,896	215,957	131,269	35,033	(1,468)	(32,103)	328,013
	11,399,206	10,215,316	6,590,680	980,676	(108,482)	(2,190,686)	12,724,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.